OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,476	$ 3,375
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,884	3,685
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(408)	(310)	$ (364)	$ (190)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	2,909	2,889
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	2,971	2,930
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(62)	(41)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	332	288
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	335	293
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(3)	(5)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	74	79
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	74	80
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	33	24
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	33	25
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	(1)
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	85	41
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	88	43
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(3)	(2)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	43	54
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	383	314
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (340)	$ (260)